Supplementary Disclosures Of Cash Flow Information (Supplementary Disclosures Of Consolidated Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Disclosures Of Cash Flow Information [Abstract]
Interest (net of amounts capitalized)	$ 11,972	$ 2,261	$ 29
Income taxes	1,892	87	263
Additions to property and equipment included in accounts payable and other accrued liabilities	6,621	2,900	2,492
Borrowings under capital leases	380	990	498
Dividend paid through increase in borrowings from NTELOS Inc.		14,145	29,240
Dividend declared not paid	$ 3,013	$ 2,980